RECENT DEVELOPMENTS (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
		Feb. 01, 2016	Jun. 30, 2016
Acquisition related costs			$ 1,174
TowerJazz Texas ("TJT") [Member]
Current assets		$ 14,342
Tangible assets		106,919
Intangible assets		2,799
Total assets as of acquisition date		124,060
Customer advance		2,310
Other Current liabilities		1,257
Deferred tax liability		28,021
Liabilities incurred as of acquisition date		31,588
Tower's shares issued		40,000
Gain from acquisition	[1]	$ 52,472

[1]	gain from acquisition is presented in the statement of operations net of $1,174 acquisition related costs.